Related Party Transactions and Balances (Details 2) - USD ($)		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Interest income from related parties
Custody Bank Service Charges		$ 7,176,876	$ 4,773,013	$ 1,802,979
Haikou United Rural Commercial Bank Co., Ltd. [Member]
Interest income from related parties
Custody Bank Service Charges	[1],[2]	$ 2,038,425	2,680,795
Interest expense from related parties
Description of relationship with the group	[1],[2]	Key management positions held by the same person
Gain Thrive Limited [Member]
Interest income from related parties
Custody Bank Service Charges	[3]	$ 1,648,923	1,227,727	934,363
UCF Holdings Group Limited [Member]
Interest income from related parties
Custody Bank Service Charges	[4]	160,436	864,492	868,616
Net Credit Group Co., Ltd. [Member]
Interest income from related parties
Custody Bank Service Charges		3,179,035
Others [Member]
Interest income from related parties
Custody Bank Service Charges		150,057
Net Credit Zhengxin Co., Ltd [Member]
Interest expense from related parties
Interest Expense from Related Party				$ 282,276
Description of relationship with the group		Key management positions held by the same person

[1]	Interest income received from the customers' deposits at Haikou United Rural Commercial Bank Co., Ltd.
[2]	This entity was no longer treated as a related party since October 26, 2018 as Mr. Nan Xiao resigned from Yinghua Wealth
[3]	Gain Thrive Limited ("Gain Thrive") was primarily owned by the Group's Founder, Mr. Zhenxin Zhang. As of December 31, 2017, the balance of loan principal and loan interest was $20,326,566 and $2,144,598, respectively. During 2018, the Group incurred three new loans to Gain thrive, bearing an interest rate of 6% per annum with a maturity date of October 31, 2018, November 8, 2018 and December 28, 2018, with total amounts of $22,378,125 of principal and $1,648,923 of interest, respectively. As of December 31, 2018, all of the principal and interest were fully collected from Gain Thrive.
[4]	UCF Holdings Group Limited ("UCF Holdings") was primarily owned by the Group's founder, Mr. Zhenxin Zhang. The receivable represents $14,312,759 of principal and $2,497,883 of interest about two borrowings with this related party, due on June 10, 2018, and December 31, 2017, respectively. Both of the borrowings bore an annual interest rate of 6%. No more new borrowing incurred during 2018. As of December 31, 2018, $14,312,759 of principal and $ 2,658,319 of interest were fully collected by March 2018 and October 2018, respectively.